Submission	Jul. 03, 2025
Submission [Line Items]
Central Index Key	0001855485
Registrant Name	Calidi Biotherapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES